General and administrative expense	9 Months Ended
Sep. 30, 2020
General and administrative expense
General and administrative expense

21      General and administrative expense

General and administrative expense is comprised of the following:

	For the three months ended		For the nine months ended
	September 30,		September 30,
In thousands of EUR	2020	2019	2020	2019
Staff Costs	12,057	16,870	40,366	63,941
Occupancy Costs	409	406	1,062	1,219
Professional fees	2,546	4,559	9,027	9,035
Travel and entertainment	210	1,306	1,244	3,784
Office and related expenses	1,491	1,877	4,775	5,258
General sub-contracts	76	1,261	1,267	3,174
Bank fees & payment costs	437	327	1,249	2,009
Bad debt expense / reversal	508	586	3,761	2,635
Tax expenses	1,737	1,344	5,485	4,409
Tax provisions	946	1,703	3,169	3,009
Provisions for liabilities and other charges	107	(210)	558	29
Depreciation and amortization	1,878	2,095	6,106	5,568
Other general and administrative expense	322	536	6,117	1,255
General and administrative expense	22,724	32,660	84,186	105,325

For the nine months ended September 30, 2020, staff costs expense includes share options granted to eligible employees of EUR 11,998 thousand (September 30, 2019: 31,934).

For the nine months ended September 30, 2020 Other general and administrative expense includes EUR 4,265 thousand for the class action settlement described in Note 14, and EUR 2,021 thousand (September 30, 2019: 1,091) for insurance premiums.